UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

October 31, 2017

Portfolio of Investments

Corporate Bonds & Notes — 86.3%

Security	Principal Amount* (000’s omitted)	Value

Aerospace — 0.7%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	1,775	$1,927,082
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,459,219
TransDigm, Inc., 5.50%, 10/15/20	1,030	1,047,819
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,281,464
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,068,775

		$12,784,359

Air Transportation — 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/22	2,175	$2,188,594

		$2,188,594

Automotive & Auto Parts — 0.9%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	660	$660,129
American Axle & Manufacturing, Inc., 6.25%, 4/1/25(1)	800	822,000
American Axle & Manufacturing, Inc., 6.50%, 4/1/27(1)	850	870,188
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	3,050	3,194,875
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	342,662
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,413,636
Navistar International Corp., 8.25%, 11/1/21	4,475	4,493,571
Wabash National Corp., 5.50%, 10/1/25(1)	2,215	2,265,059
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,326,400
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	807,538

		$16,196,058

Banks & Thrifts — 0.7%
Ally Financial, Inc., 3.50%, 1/27/19	1,200	$1,217,640
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,800,834
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,662,060
CIT Group, Inc., 5.375%, 5/15/20	55	59,125
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	4,805	5,513,737

		$13,253,396

Broadcasting — 1.5%
CBS Radio, Inc., 7.25%, 11/1/24(1)	2,290	$2,407,362
Netflix, Inc., 4.875%, 4/15/28(1)	3,690	3,672,288
Netflix, Inc., 5.50%, 2/15/22	1,790	1,935,214
Netflix, Inc., 5.875%, 2/15/25	2,155	2,331,926
Salem Media Group, Inc., 6.75%, 6/1/24(1)	2,650	2,782,500

Security	Principal Amount* (000’s omitted)	Value

Broadcasting (continued)
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	$3,020,975
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,249,250
Tribune Media Co., 5.875%, 7/15/22	2,400	2,502,000

		$25,901,515

Building Materials — 1.6%
Beacon Escrow Corp., 4.875%, 11/1/25(1)	2,885	$2,939,094
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/23(1)	3,695	3,805,850
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,255	1,430,700
Core & Main LP, 6.125%, 8/15/25(1)	1,850	1,877,750
FBM Finance, Inc., 8.25%, 8/15/21(1)	4,940	5,279,625
HD Supply, Inc., 5.75%, 4/15/24(1)	3,030	3,276,187
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,565	2,558,588
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,935	3,103,762
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,100	3,367,375
USG Corp., 5.50%, 3/1/25(1)	345	371,306

		$28,010,237

Cable / Satellite TV — 7.8%
Altice Financing S.A., 6.50%, 1/15/22(1)	395	$409,813
Altice Financing S.A., 6.625%, 2/15/23(1)	2,970	3,138,102
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	2,740	2,983,175
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	6,760	7,165,600
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	1,013,650
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,383,712
Cablevision Systems Corp., 5.875%, 9/15/22	4,015	4,140,469
Cablevision Systems Corp., 7.75%, 4/15/18	1,470	1,506,912
Cablevision Systems Corp., 8.00%, 4/15/20	5,451	6,050,610
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	4,685	4,673,287
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,234,009
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	4,009,200
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	3,000	3,082,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,092,913
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,855,391
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	7,860	8,390,550
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	235	240,581

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Cable / Satellite TV (continued)
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)		5,404	$5,526,238
CSC Holdings, LLC, 5.25%, 6/1/24		385	384,278
CSC Holdings, LLC, 6.75%, 11/15/21		5,020	5,547,100
CSC Holdings, LLC, 10.125%, 1/15/23(1)		8,485	9,736,537
CSC Holdings, LLC, 10.875%, 10/15/25(1)		3,862	4,740,605
DISH DBS Corp., 5.875%, 7/15/22		2,515	2,540,150
DISH DBS Corp., 5.875%, 11/15/24		420	422,100
DISH DBS Corp., 6.75%, 6/1/21		3,625	3,815,313
DISH DBS Corp., 7.75%, 7/1/26		2,950	3,237,625
SFR Group S.A., 6.00%, 5/15/22(1)		9,035	9,430,281
SFR Group S.A., 6.25%, 5/15/24(1)		585	614,981
SFR Group S.A., 7.375%, 5/1/26(1)		6,705	7,233,019
Unitymedia GmbH, 6.125%, 1/15/25(1)		935	1,000,824
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)		2,133	2,196,990
UPC Holding B.V., 5.50%, 1/15/28(1)		3,875	3,865,313
Virgin Media Finance PLC, 5.75%, 1/15/25(1)		1,930	1,999,963
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)		2,610	2,718,185
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		4,320	4,530,600
VTR Finance B.V., 6.875%, 1/15/24(1)		4,615	4,904,591
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)		1,225	1,266,344
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)		4,005	4,085,100

			$138,166,611

Capital Goods — 1.1%
Anixter, Inc., 5.50%, 3/1/23		2,335	$2,559,744
Welbilt, Inc., 9.50%, 2/15/24		8,120	9,327,850
Wittur International Holding GmbH, 8.50%, 2/15/23(1)	EUR	5,800	7,127,308

			$19,014,902

Chemicals — 1.6%
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25(1)		1,490	$1,534,700
Chemours Co. (The), 5.375%, 5/15/27		1,265	1,353,550
Chemours Co. (The), 7.00%, 5/15/25		1,295	1,450,400
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		5,620	5,837,775
Platform Specialty Products Corp., 10.375%, 5/1/21(1)		1,995	2,169,562
PQ Corp., 6.75%, 11/15/22(1)		900	976,500
SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,220,550
Tronox Finance PLC, 5.75%, 10/1/25(1)		1,830	1,916,925
Tronox Finance, LLC, 7.50%, 3/15/22(1)		2,620	2,760,825
Valvoline, Inc., 5.50%, 7/15/24(1)		835	887,187
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		1,825	1,934,500

Security		Principal Amount* (000’s omitted)	Value

Chemicals (continued)
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	$2,978,325
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,445,925
W.R. Grace & Co., 5.625%, 10/1/24(1)		525	576,188

			$28,042,912

Consumer Products — 0.9%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)		3,490	$3,551,075
Central Garden & Pet Co., 6.125%, 11/15/23		6,300	6,748,875
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23		925	994,375
Spectrum Brands, Inc., 5.75%, 7/15/25		1,685	1,798,198
Vista Outdoor, Inc., 5.875%, 10/1/23		2,365	2,453,688

			$15,546,211

Containers — 2.3%
ARD Finance S.A., 6.625%, (6.625% Cash or 7.375% PIK), 9/15/23(4)	EUR	2,585	$3,245,643
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		1,540	1,590,050
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625	3,738,281
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)		385	397,513
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		5,270	5,605,963
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		6,145	6,774,863
Berry Global, Inc., 6.00%, 10/15/22		1,770	1,880,625
BWAY Holding Co., 5.50%, 4/15/24(1)		4,355	4,545,531
BWAY Holding Co., 7.25%, 4/15/25(1)		3,065	3,187,600
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		3,985	4,381,009
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)		995	1,126,216
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		260	271,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21		1,202	1,235,354
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		1,675	1,791,203

			$39,770,901

Diversified Financial Services — 2.1%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)		3,190	$3,233,862
DAE Funding, LLC, 4.50%, 8/1/22(1)		2,430	2,469,488
DAE Funding, LLC, 5.00%, 8/1/24(1)		4,055	4,151,306

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,795	$1,852,216
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	2,030	2,126,425
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,383,375
Navient Corp., 5.50%, 1/15/19	2,490	2,574,038
Navient Corp., 7.25%, 1/25/22	45	48,994
Navient Corp., 8.00%, 3/25/20	6,065	6,701,825
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	8,490	8,861,437
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	2,855	2,969,200

		$36,372,166

Diversified Media — 0.8%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	$1,136,063
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,210,000
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	445,000
IAC/InterActiveCorp, 4.875%, 11/30/18	1,451	1,455,280
MDC Partners, Inc., 6.50%, 5/1/24(1)	7,980	8,179,500
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,245,375

		$14,671,218

Energy — 12.5%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	2,145	$2,203,988
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	590	624,663
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	985	1,010,856
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	995	1,039,775
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,530	1,637,100
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,775	1,952,500
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	1,585	1,660,288
Antero Resources Corp., 5.375%, 11/1/21	7,225	7,441,750
Antero Resources Corp., 5.625%, 6/1/23	1,390	1,462,975
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	5,654,425
Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27(1)	3,185	3,292,494
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	4,370	4,746,912

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	5,095	$5,840,144
Cheniere Energy Partners, L.P., 5.25%, 10/1/25(1)	5,065	5,229,612
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	608	656,452
Continental Resources, Inc., 4.50%, 4/15/23	2,490	2,527,350
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	8,865	9,023,506
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,660	3,778,950
Denbury Resources, Inc., 9.00%, 5/15/21(1)	2,050	2,014,125
Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	1,104,300
Diamondback Energy, Inc., 5.375%, 5/31/25	2,870	2,995,562
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	5,745	5,956,847
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,117,800
Energy Transfer Equity, L.P., 5.875%, 1/15/24	1,610	1,754,900
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	2,011,400
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	1,891,125
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	1,370	1,020,650
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	1,250	1,337,500
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.875%, 7/15/21(1)	3,730	3,972,450
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,735	5,907,050
Gulfport Energy Corp., 6.00%, 10/15/24	1,265	1,271,325
Gulfport Energy Corp., 6.625%, 5/1/23	5,570	5,737,100
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,226,163
Matador Resources Co., 6.875%, 4/15/23	3,970	4,218,125
Murphy Oil Corp., 6.875%, 8/15/24	1,115	1,201,413
Newfield Exploration Co., 5.375%, 1/1/26	2,285	2,439,237
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,693,900
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,592,000
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	780	804,375
NGPL PipeCo, LLC, 4.875%, 8/15/27(1)	785	814,438
Oasis Petroleum, Inc., 6.50%, 11/1/21	935	956,038
Oasis Petroleum, Inc., 6.875%, 3/15/22	900	929,250
Oasis Petroleum, Inc., 6.875%, 1/15/23	4,625	4,752,187
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	2,315	2,349,725
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,677,500
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,795	2,891,092

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	$3,125,775
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,030	5,256,350
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25(1)	1,575	1,632,094
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,439,200
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	4,120	4,209,816
Precision Drilling Corp., 6.50%, 12/15/21	475	482,125
Precision Drilling Corp., 6.625%, 11/15/20	939	950,452
Precision Drilling Corp., 7.75%, 12/15/23	195	200,850
Resolute Energy Corp., 8.50%, 5/1/20	3,810	3,886,200
RSP Permian, Inc., 6.625%, 10/1/22	4,980	5,247,675
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	3,908,250
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	11,135	11,886,612
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	2,027,025
SM Energy Co., 5.625%, 6/1/25	1,850	1,808,375
SM Energy Co., 6.50%, 11/15/21	1,895	1,923,425
SM Energy Co., 6.50%, 1/1/23	2,820	2,883,450
SM Energy Co., 6.75%, 9/15/26	2,685	2,768,906
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	5,910	6,072,525
Tervita Escrow Corp., 7.625%, 12/1/21(1)	4,000	4,070,000
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	3,005	2,937,387
Weatherford International, Ltd., 8.25%, 6/15/23	755	760,663
Weatherford International, Ltd., 9.875%, 2/15/24	1,765	1,897,375
Whiting Petroleum Corp., 5.00%, 3/15/19	875	887,031
Whiting Petroleum Corp., 5.75%, 3/15/21	500	505,000
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	5,680	5,651,600
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,340,306
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,406,200
Williams Cos., Inc. (The), 5.75%, 6/24/44	2,910	3,099,150
WPX Energy, Inc., 7.50%, 8/1/20	1,246	1,358,140

		$220,043,274

Entertainment / Film — 0.4%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	6,515	$6,376,556
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	500	497,500
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,104,938

		$7,978,994

Security	Principal Amount* (000’s omitted)	Value

Environmental — 1.0%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	3,075	$3,205,688
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,199,175
Covanta Holding Corp., 5.875%, 3/1/24	2,710	2,723,550
Covanta Holding Corp., 5.875%, 7/1/25	4,607	4,572,447
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,944,575
GFL Environmental, Inc., 9.875%, 2/1/21(1)	2,305	2,463,469
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	600	616,500

		$17,725,404

Food & Drug Retail — 0.3%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25	420	$371,700
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24	1,770	1,672,650
Safeway, Inc., 7.45%, 9/15/27	3,054	2,702,790

		$4,747,140

Food / Beverage / Tobacco — 1.9%
Dean Foods Co., 6.50%, 3/15/23(1)	5,195	$5,220,975
Dole Food Co., Inc., 7.25%, 6/15/25(1)	4,110	4,459,350
Performance Food Group, Inc., 5.50%, 6/1/24(1)	515	540,750
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	1,040	1,103,700
Pilgrim’s Pride Corp., 5.875%, 9/30/27(1)	1,480	1,542,900
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24	1,075	1,150,250
Post Holdings, Inc., 5.00%, 8/15/26(1)	4,490	4,523,675
Post Holdings, Inc., 5.50%, 3/1/25(1)	4,300	4,482,750
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,063,375
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,907,375
US Foods, Inc., 5.875%, 6/15/24(1)	3,725	3,953,156

		$32,948,256

Gaming — 4.0%
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	2,685	$1,047,103
CRC Escrow Issuer, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	7,415	7,481,735
Eldorado Resorts, Inc., 6.00%, 4/1/25	3,360	3,561,600
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	8,855	9,408,437
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	879,900
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,624,066

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Gaming (continued)
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		3,550	$3,851,750
International Game Technology PLC, 6.50%, 2/15/25(1)		720	811,800
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)		2,690	2,878,300
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)		6,500	7,166,250
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		2,390	2,410,913
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 1/15/28(1)		430	430,000
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		2,505	2,717,925
MGM Resorts International, 6.00%, 3/15/23		1,970	2,164,833
MGM Resorts International, 6.625%, 12/15/21		2,840	3,180,800
MGM Resorts International, 7.75%, 3/15/22		3,900	4,539,795
Scientific Games International, Inc., 7.00%, 1/1/22(1)		4,020	4,261,200
Scientific Games International, Inc., 10.00%, 12/1/22		2,545	2,821,769
Studio City Co., Ltd., 7.25%, 11/30/21(1)		1,895	2,032,577
Sugarhouse HSP Gaming Prop Mezz, L.P./Sugarhouse HSP Gaming Finance Corp., 5.875%, 5/15/25(1)		2,985	2,917,838
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(5)		3,605	1,315,825
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23		2,070	2,313,225

			$70,817,641

Health Care — 9.2%
Alere, Inc., 6.50%, 6/15/20		1,489	$1,520,641
Alere, Inc., 7.25%, 7/1/18		515	515,258
Avantor, Inc., 6.00%, 10/1/24(1)		1,510	1,542,088
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)		2,935	2,986,362
Centene Corp., 4.75%, 5/15/22		885	931,463
Centene Corp., 4.75%, 1/15/25		5,365	5,552,775
Centene Corp., 5.625%, 2/15/21		2,250	2,340,000
Centene Corp., 6.125%, 2/15/24		3,740	4,029,850
CHS/Community Health Systems, Inc., 6.25%, 3/31/23		10,220	9,849,525
CHS/Community Health Systems, Inc., 7.125%, 7/15/20		3,085	2,687,806
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(4)		2,945	3,048,075
Envision Healthcare Corp., 5.625%, 7/15/22		1,435	1,465,494
Envision Healthcare Corp., 6.25%, 12/1/24(1)		4,965	5,169,806
Grifols S.A., 3.20%, 5/1/25(1)	EUR	5,000	5,926,754
HCA Healthcare, Inc., 6.25%, 2/15/21		1,030	1,109,825
HCA, Inc., 4.50%, 2/15/27		795	804,938
HCA, Inc., 5.25%, 6/15/26		4,595	4,899,419

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
HCA, Inc., 5.875%, 2/15/26	12,010	$12,655,537
HCA, Inc., 6.50%, 2/15/20	505	545,400
HCA, Inc., 7.50%, 2/15/22	1,530	1,740,375
Hologic, Inc., 4.375%, 10/15/25(1)	2,420	2,464,770
Hologic, Inc., 5.25%, 7/15/22(1)	1,885	1,974,538
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	3,684	4,080,030
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	8,420	8,809,425
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,466,200
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	4,770	5,330,475
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	18,175	19,606,281
PRA Holdings, Inc., 9.50%, 10/1/23(1)	4,146	4,488,045
Teleflex, Inc., 4.875%, 6/1/26	1,740	1,835,700
Teleflex, Inc., 5.25%, 6/15/24	845	897,813
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,701,806
Tenet Healthcare Corp., 6.75%, 6/15/23	2,105	1,983,962
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,435	1,515,719
Tenet Healthcare Corp., 8.125%, 4/1/22	3,300	3,316,500
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(1)	2,990	3,061,012
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	4,890	4,138,162
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	6,979	6,952,829
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	2,855	3,037,006
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	5,755	6,244,175
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,512,788
WellCare Health Plans, Inc., 5.25%, 4/1/25	6,970	7,353,350

		$162,091,977

Homebuilders / Real Estate — 1.0%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	2,855	$3,045,286
Mattamy Group Corp., 6.50%, 10/1/25(1)	2,880	3,016,800
Mattamy Group Corp., 6.875%, 12/15/23(1)	4,575	4,826,625
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)(6)	2,220	2,272,170
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,918,125
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,565	2,789,437

		$17,868,443

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Hotels — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	5,260	$5,450,675
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	3,180	3,255,525
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,333,187

		$10,039,387

Insurance — 1.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)	4,670	$4,985,225
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)	7,265	7,699,810
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, (8.125% Cash or 8.875% PIK), 7/15/19(1)(4)	2,620	2,629,825
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,845,275

		$19,160,135

Leisure — 0.5%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	2,840	$2,953,600
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,382,301
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	3,400	3,434,000
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,892,800

		$9,662,701

Metals / Mining — 3.9%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	1,605	$1,792,015
Eldorado Gold Corp., 6.125%, 12/15/20(1)	9,000	8,955,000
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.375%, 3/1/22(1)	5,830	6,354,700
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	1,390	1,447,337
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	4,600	4,887,500
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	8,155	8,664,687
Freeport-McMoRan, Inc., 3.10%, 3/15/20	840	844,200
Freeport-McMoRan, Inc., 4.55%, 11/14/24	1,685	1,689,212
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	2,130	2,305,725
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	2,455	2,718,912
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	867,213
Lundin Mining Corp., 7.875%, 11/1/22(1)	1,055	1,147,312
New Gold, Inc., 6.25%, 11/15/22(1)	8,739	9,044,865
New Gold, Inc., 6.375%, 5/15/25(1)	1,505	1,602,825
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/1/22(1)	1,025	1,068,563
Novelis Corp., 5.875%, 9/30/26(1)	3,480	3,595,258
Novelis Corp., 6.25%, 8/15/24(1)	2,390	2,527,425
SunCoke Energy, Inc., 7.625%, 8/1/19	89	88,889

Security	Principal Amount* (000’s omitted)	Value

Metals / Mining (continued)
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)	2,975	$3,138,625
Teck Resources, Ltd., 5.20%, 3/1/42	665	669,988
Teck Resources, Ltd., 5.40%, 2/1/43	1,545	1,583,625
Teck Resources, Ltd., 6.00%, 8/15/40	745	829,744
Teck Resources, Ltd., 8.50%, 6/1/24(1)	2,510	2,880,225

		$68,703,845

Publishing / Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance , 7.875%, 5/15/24(1)	3,445	$3,479,450
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% Cash or 9.25% PIK), 8/1/19(1)(4)	1,565	1,570,869

		$5,050,319

Railroad — 0.5%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	7,710	$8,037,675

		$8,037,675

Restaurants — 1.9%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)	5,860	$5,916,842
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)	3,680	3,774,944
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	5,515	5,625,300
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	2,935	2,993,700
Golden Nugget, Inc., 6.75%, 10/15/24(1)	9,315	9,501,300
Golden Nugget, Inc., 8.75%, 10/1/25(1)	4,500	4,635,000
Yum! Brands, Inc., 3.875%, 11/1/20	855	884,138
Yum! Brands, Inc., 3.875%, 11/1/23	265	267,319
Yum! Brands, Inc., 5.30%, 9/15/19	600	632,250

		$34,230,793

Services — 5.1%
Aramark Services, Inc., 5.125%, 1/15/24	3,695	$3,916,700
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)	2,820	3,073,800
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	735	751,538
Carlson Travel, Inc., 6.75%, 12/15/23(1)	2,525	2,506,063
Carlson Travel, Inc., 9.50%, 12/15/24(1)	1,800	1,692,000
Cloud Crane, LLC, 10.125%, 8/1/24(1)	4,253	4,816,522

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Services (continued)
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	3,880	$4,365,000
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(1)	2,935	2,824,938
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,274,711
Gartner, Inc., 5.125%, 4/1/25(1)	2,910	3,084,600
H&E Equipment Services, Inc., 5.625%, 9/1/25(1)	900	952,875
Hertz Corp. (The), 5.50%, 10/15/24(1)	1,335	1,208,175
Hertz Corp. (The), 6.25%, 10/15/22	985	949,294
IHS Markit, Ltd., 5.00%, 11/1/22(1)	2,255	2,435,400
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	3,310	3,434,125
Laureate Education, Inc., 8.25%, 5/1/25(1)	5,780	6,235,175
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	4,985	5,536,839
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,665	7,114,887
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	2,535	2,668,088
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	952,648
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	1,582	1,613,640
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	5,185	5,664,612
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	7,425	6,868,125
TMS International Corp., 7.25%, 8/15/25(1)	3,095	3,234,275
United Rentals North America, Inc., 4.625%, 7/15/23	2,000	2,098,750
Vizient, Inc., 10.375%, 3/1/24(1)	5,685	6,495,112
West Corp., 8.50%, 10/15/25(1)	3,690	3,627,731

		$89,395,623

Steel — 0.5%
Allegheny Technologies, Inc., 5.95%, 1/15/21	970	$1,002,738
Allegheny Technologies, Inc., 7.875%, 8/15/23	3,655	4,011,362
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(1)	2,440	2,623,000
Steel Dynamics, Inc., 5.50%, 10/1/24	505	542,107
United States Steel Corp., 8.375%, 7/1/21(1)	1,085	1,186,719
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	295	334,088

		$9,700,014

Super Retail — 2.2%
Dollar Tree, Inc., 5.25%, 3/1/20	1,880	$1,924,650
Dollar Tree, Inc., 5.75%, 3/1/23	4,350	4,594,687
Hot Topic, Inc., 9.25%, 6/15/21(1)	3,425	2,855,594
L Brands, Inc., 6.875%, 11/1/35	5,010	4,997,475
L Brands, Inc., 8.50%, 6/15/19	3,620	3,972,950
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,366,800
Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,265,863
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,209,731

Security	Principal Amount* (000’s omitted)	Value

Super Retail (continued)
Party City Holdings, Inc., 6.125%, 8/15/23(1)	3,085	$3,216,112
PVH Corp., 7.75%, 11/15/23	3,385	4,095,850
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	1,065	1,062,338
Sonic Automotive, Inc., 6.125%, 3/15/27	4,675	4,850,312

		$38,412,362

Technology — 7.7%
Avaya, Inc., 9.00%, 4/1/19(1)(5)	1,380	$1,162,650
Camelot Finance S.A., 7.875%, 10/15/24(1)	2,465	2,656,038
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,612,500
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	4,045	3,948,931
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	3,615	3,831,900
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(1)	2,490	2,731,098
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	1,940	2,036,518
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	6,685	7,474,872
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	4,485	4,952,151
EIG Investors Corp., 10.875%, 2/1/24	4,750	5,272,500
First Data Corp., 5.00%, 1/15/24(1)	3,060	3,190,050
First Data Corp., 7.00%, 12/1/23(1)	9,365	10,044,150
Infor (US), Inc., 5.75%, 8/15/20(1)	2,625	2,705,062
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,708,353
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(4)	3,120	3,221,400
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	3,245	3,431,587
Match Group, Inc., 6.375%, 6/1/24	1,990	2,169,100
Micron Technology, Inc., 7.50%, 9/15/23	2,168	2,406,480
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	3,944,400
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	3,240	3,393,900
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,530	2,732,400
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	9,065	8,147,169
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,916,987
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,430	5,072,350
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	3,230	3,427,837
Symantec Corp., 5.00%, 4/15/25(1)	2,125	2,225,938
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	4,035	4,297,275
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	5,145	5,505,150
Western Digital Corp., 7.375%, 4/1/23(1)	7,970	8,747,075
Western Digital Corp., 10.50%, 4/1/24	8,255	9,707,880
Zebra Technologies Corp., 7.25%, 10/15/22	855	904,697

		$136,578,398

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications — 7.1%
CenturyLink, Inc., 6.75%, 12/1/23	2,030	$2,119,320
CenturyLink, Inc., 7.50%, 4/1/24	5,410	5,761,650
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	1,090	1,090,000
Digicel, Ltd., 6.00%, 4/15/21(1)	3,915	3,867,120
Equinix, Inc., 5.875%, 1/15/26	3,890	4,225,512
Frontier California, Inc., 6.75%, 5/15/27	895	773,493
Frontier Communications Corp., 6.25%, 9/15/21	2,985	2,470,088
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,459,458
Frontier Communications Corp., 7.625%, 4/15/24	285	219,450
Frontier Communications Corp., 10.50%, 9/15/22	2,530	2,225,641
Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,866,540
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,287,269
Hughes Satellite Systems Corp., 6.625%, 8/1/26	3,175	3,357,562
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	4,255	3,643,344
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	3,325	3,215,940
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,720,237
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(1)	2,960	2,989,600
Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,258,371
Level 3 Financing, Inc., 5.375%, 1/15/24	1,415	1,473,369
SBA Communications Corp., 4.00%, 10/1/22(1)	2,295	2,340,900
SBA Communications Corp., 4.875%, 9/1/24	2,885	2,971,550
Sprint Capital Corp., 6.875%, 11/15/28	6,550	7,004,406
Sprint Communications, Inc., 6.00%, 11/15/22	255	268,388
Sprint Communications, Inc., 7.00%, 8/15/20	3,780	4,091,850
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,852	1,965,435
Sprint Corp., 7.125%, 6/15/24	2,270	2,459,409
Sprint Corp., 7.25%, 9/15/21	4,985	5,446,112
Sprint Corp., 7.625%, 2/15/25	3,285	3,629,925
Sprint Corp., 7.875%, 9/15/23	16,705	18,709,600
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,326,063
T-Mobile USA, Inc., 6.50%, 1/15/26	6,587	7,304,127
T-Mobile USA, Inc., 6.625%, 4/1/23	4,615	4,857,287
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	4,170	4,230,048
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(1)	1,805	1,906,531
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,091,375
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,867,692

		$124,494,662

Transportation Ex Air / Rail — 0.4%
CEVA Group PLC, 7.00%, 3/1/21(1)	1,245	$1,198,312
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,595	1,684,719
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,500,281

		$7,383,312

Security	Principal Amount* (000’s omitted)	Value

Utilities — 2.1%
AES Corp. (The), 5.125%, 9/1/27	365	$375,585
AES Corp. (The), 5.50%, 3/15/24	1,330	1,396,500
AES Corp. (The), 5.50%, 4/15/25	285	302,813
AES Corp. (The), 6.00%, 5/15/26	5,280	5,715,600
Calpine Corp., 5.75%, 1/15/25	2,195	2,094,853
Dynegy, Inc., 7.375%, 11/1/22	3,085	3,312,519
Dynegy, Inc., 7.625%, 11/1/24	2,185	2,398,037
Dynegy, Inc., 8.00%, 1/15/25(1)	1,785	1,961,269
Dynegy, Inc., 8.034%, 2/2/24	515	548,475
Dynegy, Inc., 8.125%, 1/30/26(1)	2,320	2,578,100
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	1,485	1,503,562
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	2,230	2,249,512
NRG Energy, Inc., 7.25%, 5/15/26	5,095	5,547,181
NRG Yield Operating, LLC, 5.00%, 9/15/26	2,960	3,063,600
TerraForm Power Operating, LLC, 6.375%, 2/1/23(1)	345	363,113
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	3,995	4,354,550

		$37,765,269

Total Corporate Bonds & Notes (identified cost $1,457,984,775)		$1,522,754,704

Senior Floating-Rate Loans— 5.2%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.1%
American Tire Distributors Holdings, Inc., Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing 9/1/21	$1,950	$1,960,766

		$1,960,766

Capital Goods — 0.2%
Cortes NP Acquisition Corporation, Term Loan, 5.69%, (USD LIBOR + 4.00%), Maturing 11/30/23(8)	$2,709	$2,722,150

		$2,722,150

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.81%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$7,065	$7,607,239

		$7,607,239

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Gaming — 0.3%
GLP Financing, LLC, Term Loan, 2.74%, (1 mo. USD LIBOR + 1.50%), Maturing 4/28/21	$4,150	$4,115,418
Lago Resort & Casino, LLC, Term Loan, 10.83%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	1,045	1,045,000

		$5,160,418

Health Care — 0.9%
Avantor, Inc., Term Loan, Maturing 9/7/24(9)	$1,755	$1,761,307
Envision Healthcare Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing 12/1/23	2,985	3,002,374
MPH Acquisition Holdings, LLC, Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing 6/7/23	4,364	4,402,998
Press Ganey Holdings, Inc., Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing 10/23/23	4,000	4,029,982
Press Ganey Holdings, Inc., Term Loan - Second Lien, 7.74%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	2,626	2,658,776
Vizient, Inc., Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing 2/13/23	873	880,243

		$16,735,680

Publishing / Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$1,995	$1,987,029

		$1,987,029

Services — 0.5%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.88%, (3 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$6,060	$5,226,750
Applied Systems, Inc., Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing 9/19/24	2,780	2,817,838
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.74%, (1 mo. USD LIBOR + 6.50%), Maturing 12/17/21	1,341	1,349,368

		$9,393,956

Steel — 0.2%
Big River Steel, LLC, Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$2,710	$2,770,975

		$2,770,975

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Super Retail — 0.2%
National Vision, Inc., Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing 3/12/21	$2,729	$2,741,618

		$2,741,618

Technology — 1.1%
EIG Investors Corp., Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23	$9,339	$9,446,682
Riverbed Technology, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	832	806,183
Solera, LLC, Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing 3/3/23	3,503	3,532,017
Veritas Bermuda Ltd., Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing 1/27/23	5,593	5,629,155

		$19,414,037

Telecommunications — 1.1%
Asurion, LLC, Term Loan - Second Lien, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$8,900	$9,196,201
CenturyLink, Inc., Term Loan, 2.75%, Maturing 1/31/25(10)	7,000	6,916,147
Intelsat Jackson Holdings S.A., Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing 6/30/19	3,250	3,246,275

		$19,358,623

Transportation Ex Air / Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21(10)	$500	$486,000
CEVA Intercompany B.V., Term Loan, 6.88%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	560	544,449
CEVA Logistics Canada, ULC, Term Loan, 6.88%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	97	93,870
CEVA Logistics US Holdings, Inc., Term Loan, 6.88%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	773	750,964

		$1,875,283

Total Senior Floating-Rate Loans (identified cost $91,223,436)		$91,727,774

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Convertible Bonds — 1.4%

Security	Principal Amount (000’s omitted)	Value

Gaming — 0.2%
Caesars Entertainment Corp., 5.00%, 10/1/24	$1,413	$2,779,420

		$2,779,420

Health Care — 0.1%
NuVasive, Inc., 2.25%, 3/15/21	$1,500	$1,743,750

		$1,743,750

Utilities — 1.1%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$7,880	$7,899,700
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,550,125
Pattern Energy Group, Inc., 4.00%, 7/15/20	6,755	6,982,981

		$19,432,806

Total Convertible Bonds (identified cost $22,957,737)		$23,955,976

Asset-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75%, 5/17/32(1)(11)	$7,810	$7,991,212

Total Asset-Backed Securities (identified cost $7,751,713)		$7,991,212

Common Stocks — 1.9%

Security	Shares	Value

Consumer Products — 0.0%(12)
HF Holdings, Inc.(13)(14)(15)	13,600	$292,808

		$292,808

Energy — 0.6%
Ascent CNR Corp., Class A(13)(14)(15)	6,273,462	$1,405,255
Bonanza Creek Energy, Inc.(14)	50,933	1,723,063
Holly Energy Partners, L.P.	90,000	3,077,100
Nine Point Energy Holdings, Inc.(13)(14)(15)	27,073	398,136
Seven Generations Energy, Ltd., Class A(14)	265,561	4,009,866

		$10,613,420

Security	Shares	Value

Entertainment / Film — 0.1%
AMC Entertainment Holdings, Inc.	50,000	$695,000
Regal Entertainment Group, Class A	60,000	981,000

		$1,676,000

Gaming — 0.5%
Caesars Entertainment Corp.(14)	427,989	$5,542,458
Melco Resorts & Entertainment, Ltd. ADR	125,000	3,160,000
New Cotai Participation Corp., Class B(13)(14)(15)	7	37,275

		$8,739,733

Health Care — 0.2%
Envision Healthcare Corp.(14)	70,100	$2,986,260
NuVasive, Inc.(14)	12,694	720,131

		$3,706,391

Metals / Mining — 0.1%
SunCoke Energy Partners , L.P.	133,956	$2,411,208

		$2,411,208

Services — 0.3%
Laureate Education, Inc.(14)	358,692	$4,795,712

		$4,795,712

Telecommunications — 0.1%
Zayo Group Holdings, Inc.(14)	50,000	$1,803,000

		$1,803,000

Utilities — 0.0%(12)
NextEra Energy Partners L.P.	12,100	$476,014

		$476,014

Total Common Stocks (identified cost $36,513,751)		$34,514,286

Convertible Preferred Stocks — 0.0%(12)

Security	Shares	Value

Energy — 0.0%(12)
Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(13)(14)(15)	591	$591,000

Total Convertible Preferred Stocks (identified cost $591,000)		$591,000

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Miscellaneous — 0.9%

Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%
ACC Claims Holdings, LLC(13)(14)	8,415,190	$0

		$0

Gaming — 0.9%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(14)	$1,190,644	$1,786
PGP Investors, LLC, Membership Interests(13)(14)(15)	25,714	15,145,711

		$15,147,497

Total Miscellaneous (identified cost $8,868,750)		$15,147,497

Short-Term Investments — 2.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(16)	38,670,148	$38,674,015

Total Short-Term Investments (identified cost $38,674,015)		$38,674,015

Total Investments — 98.3% (identified cost $1,664,565,177)		$1,735,356,464

Other Assets, Less Liabilities — 1.7%		$29,542,075

Net Assets — 100.0%		$1,764,898,539

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $947,436,793 or 53.7% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(5)	Issuer is in default with respect to interest and/or principal payments.

(6)	When-issued security.

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	The stated interest rate represents the weighted average interest rate at October 31, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(9)	This Senior Loan will settle after October 31, 2017, at which time the interest rate will be determined.

(10)	Fixed-rate loan.

(11)	Multi-step coupon security. Interest rate represents the rate in effect at October 31, 2017.

(12)	Amount is less than 0.05%.

(13)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(14)	Non-income producing security.

(15)	Restricted security (see Note 5).

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017.

30	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	3,950,477	CAD	5,072,215	State Street Bank and Trust Company	1/31/18	$15,060	$—
USD	16,543,000	EUR	14,184,476	State Street Bank and Trust Company	1/31/18	—	(68,050)

						$15,060	$(68,050)

Abbreviations:

ADR	–	American Depositary Receipt
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
USD	–	United States Dollar

31	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Statement of Assets and Liabilities

Assets	October 31, 2017
Unaffiliated investments, at value (identified cost, $1,625,891,162)	$1,696,682,449
Affiliated investment, at value (identified cost, $38,674,015)	38,674,015
Cash	6,791,591
Deposits for derivatives collateral — forward foreign currency exchange contracts	310,000
Foreign currency, at value (identified cost, $485,635)	485,593
Interest receivable	26,230,270
Dividends receivable from affiliated investment	38,696
Receivable for investments sold	2,819,137
Receivable for open forward foreign currency exchange contracts	15,060
Total assets	$1,772,046,811

Liabilities
Cash collateral due to broker	$310,000
Payable for investments purchased	3,602,823
Payable for when-issued securities	2,220,000
Payable for open forward foreign currency exchange contracts	68,050
Payable to affiliates:
Investment adviser fee	645,688
Trustees’ fees	8,323
Accrued expenses	293,388
Total liabilities	$7,148,272
Commitments (see Note 10)
Net Assets applicable to investors’ interest in Portfolio	$1,764,898,539

Sources of Net Assets
Investors’ capital	$1,694,159,633
Net unrealized appreciation	70,738,906
Total	$1,764,898,539

32	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Statement of Operations

Investment Income	Year Ended October 31, 2017
Interest and other income (net of foreign taxes, $18,219)	$109,226,472
Dividends	765,762
Dividends from affiliated investment	607,437
Total investment income	$110,599,671

Expenses
Investment adviser fee	$7,871,587
Trustees’ fees and expenses	103,343
Custodian fee	450,273
Legal and accounting services	145,293
Miscellaneous	63,573
Total expenses	$8,634,069

Net investment income	$101,965,602

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$15,306,338
Investment transactions — affiliated investment	5,813
Swap contracts	61,425
Foreign currency transactions	5,633
Forward foreign currency exchange contracts	(1,779,464)
Net realized gain	$13,599,745
Change in unrealized appreciation (depreciation) —
Investments	$25,259,319
Investments — affiliated investment	(11,029)
Swap contracts	(59,096)
Foreign currency	872
Forward foreign currency exchange contracts	(29,497)
Net change in unrealized appreciation (depreciation)	$25,160,569

Net realized and unrealized gain	$38,760,314

Net increase in net assets from operations	$140,725,916

33	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$101,965,602	$90,985,151
Net realized gain (loss)	13,599,745	(4,773,414)
Net change in unrealized appreciation (depreciation)	25,160,569	55,436,742
Net increase in net assets from operations	$140,725,916	$141,648,479
Capital transactions —
Contributions	$290,418,740	$800,483,383
Withdrawals	(542,882,303)	(353,632,789)
Net increase (decrease) in net assets from capital transactions	$(252,463,563)	$446,850,594

Net increase (decrease) in net assets	$(111,737,647)	$588,499,073

Net Assets
At beginning of year	$1,876,636,186	$1,288,137,113
At end of year	$1,764,898,539	$1,876,636,186

34	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48%	0.48%	0.52%	0.52%	0.54%
Net investment income	5.61%	5.61%	5.58%	5.72%	6.34%
Portfolio Turnover	42%	39%	38%	44%	62%

Total Return	8.13%	7.74%	0.82%	6.88%	10.46%

Net assets, end of year (000’s omitted)	$1,764,899	$1,876,636	$1,288,137	$1,039,764	$1,008,382

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

35	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2017, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 75.4%, 16.6%, 7.3% and 0.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

36

High Income Opportunities Portfolio

October 31, 2017

Notes to Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

37

High Income Opportunities Portfolio

October 31, 2017

Notes to Financial Statements — continued

I  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion, 0.225% from $1.5 billion up to $2 billion and at reduced rates on daily net assets of $2 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion, 2.25% when daily net assets are $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the year ended October 31, 2017, the Portfolio’s investment adviser fee amounted to $7,871,587 or 0.43% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $729,623,341 and $863,957,257, respectively, for the year ended October 31, 2017.

38

High Income Opportunities Portfolio

October 31, 2017

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,661,860,451

Gross unrealized appreciation	$92,301,839
Gross unrealized depreciation	(18,805,826)

Net unrealized appreciation	$73,496,013

5  Restricted Securities

At October 31, 2017, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,405,255
HF Holdings, Inc.	10/27/09	13,600	730,450	292,808
New Cotai Participation Corp., Class B	4/12/13	7	216,125	37,275
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	27,073	1,460,655	398,136

Total Common Stocks			$2,407,230	$2,133,474

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$591,000

Total Convertible Preferred Stocks			$591,000	$591,000

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$15,145,711

Total Miscellaneous			$8,868,750	$15,145,711

Total Restricted Securities			$11,866,980	$17,870,185

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2017 is included in the Portfolio of Investments. At October 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: During the year ended October 31, 2017, the Portfolio entered into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

39

High Income Opportunities Portfolio

October 31, 2017

Notes to Financial Statements — continued

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $68,050. At October 31, 2017, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2017.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$15,060	(1)	$(68,050	)(2)

Total Derivatives subject to master netting or similar agreements	$15,060		$(68,050)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$15,060	$(15,060)	$—	$—	$—

40

High Income Opportunities Portfolio

October 31, 2017

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(68,050)	$15,060	$—	$—	$(52,990)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2017 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$61,425	$(59,096)
Foreign Exchange	Forward foreign currency exchange contracts	(1,779,464)	(29,497)

Total		$(1,718,039)	$(88,593)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Forward Foreign Currency Exchange Contracts*	Swap Contracts

$19,036,000	$800,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2017.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

41

High Income Opportunities Portfolio

October 31, 2017

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$1,522,754,704	$—	$1,522,754,704
Senior Floating-Rate Loans	—	91,727,774	—	91,727,774
Convertible Bonds	—	23,955,976	—	23,955,976
Asset-Backed Securities	—	7,991,212	—	7,991,212
Common Stocks	32,380,812	—	2,133,474	34,514,286
Convertible Preferred Stocks	—	—	591,000	591,000
Miscellaneous	—	1,786	15,145,711	15,147,497
Short-Term Investments	—	38,674,015	—	38,674,015

Total Investments	$32,380,812	$1,685,105,467	$17,870,185	$1,735,356,464

Forward Foreign Currency Exchange Contracts	$—	$15,060	$—	$15,060

Total	$32,380,812	$1,685,120,527	$17,870,185	$1,735,371,524

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(68,050)	$—	$(68,050)

Total	$—	$(68,050)	$—	$(68,050)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2017 is not presented. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

10 Commitments

As of October 31, 2017, the Portfolio had a bridge loan commitment to provide temporary financing to a borrower for $14,440,000. At October 31, 2017, the Portfolio maintained sufficient liquid assets to cover its bridge loan commitment.

42

High Income Opportunities Portfolio

October 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of High Income Opportunities Portfolio:

We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2017, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Income Opportunities Portfolio as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 20, 2017

43

Eaton Vance

High Income Opportunities Fund

October 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

44

Eaton Vance

High Income Opportunities Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

45

Eaton Vance

High Income Opportunities Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)	During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

46

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

47

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446    10.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the

Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/16	10/31/17
Audit Fees	$80,144	$79,754
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$23,022	$17,277
All Other Fees(3)	$0	$0

Total	$103,166	$97,031

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/16	10/31/17
Registrant	$23,022	$17,277
Eaton Vance(1)	$56,434	$148,018

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017